INVENTORY - Schedule of inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 76,443	$ 105,301
Work in process	154,876	144,373
Finished goods	13,037	7,181
Total Inventory	$ 244,356	$ 256,855